Commitments - Capital commitments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Commitments
Contracted but not provided for assets	¥ 8	¥ 10,079
Property, plant and equipment
Commitments
Contracted but not provided for assets	¥ 8	19
Investments
Commitments
Contracted but not provided for assets		¥ 10,060